LONG-TERM DEBT - Promissory Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Debt Instrument [Line Items]
Notes outstanding, current		$ 62,678
Promissory Notes
Debt Instrument [Line Items]
Notes outstanding		24,600
Notes outstanding, current		7,300
Notes outstanding, long-term		17,300
Interest expense	$ 500	$ 600
Through March 2, 2022 | Promissory Notes
Debt Instrument [Line Items]
Interest Rate Per Annum			4.26%
Through March 2, 2023 | Promissory Notes
Debt Instrument [Line Items]
Interest Rate Per Annum			7.50%
Through March 2, 2024 | Promissory Notes
Debt Instrument [Line Items]
Interest Rate Per Annum			8.50%